Sales (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014		Jun. 30, 2013
Revenue, Major Customer [Line Items]
Sales	$ 17,918	$ 15,715	$ 36,922		$ 30,745
Customer Concentration Risk [Member] | Sales [Member] | Customer "A" [Member]
Revenue, Major Customer [Line Items]
Sales			11,036		9,985
Customer Concentration Risk [Member] | Sales [Member] | Customer "B" [Member]
Revenue, Major Customer [Line Items]
Sales				[1]	$ 3,265

[1]	Less than 10% of sales.